Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Summary Of Changes In Capitalized MSR
Following is a summary of changes in capitalized MSR as of December 31, 2012 and 2011:

(Dollars in thousands)	First Liens	Second Liens	HELOC	Total
Fair value on January 1, 2011	$203,812	$262	$3,245	$207,319
Reductions due to loan payments	(21,539)	(41)	(215)	(21,795)
Reductions due to exercise of cleanup calls	(195)	-	-	(195)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(41,370)	-	-	(41,370)
Other changes in fair value	16	10	84	110
Fair value on December 31, 2011	$140,724	$231	$3,114	$144,069
Reductions due to loan payments	(23,806)	(35)	(348)	(24,189)
Reductions due to exercise of cleanup calls	(494)	-	-	(494)
Changes in fair value due to:
Changes in valuation model inputs or assumptions	(5,072)	-	-	(5,072)
Other changes in fair value	(38)	-	35	(3)
Fair value on December 31, 2012	$111,314	$196	$2,801	$114,311